Common Share Data (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
Weighted-average shares used in computing net income per share is as follows:

(In millions)	2012	2011	2010
Weighted-average shares — basic:	89.1	92.2	93.1
Plus dilutive impact of stock options and share-based awards	0.7	2.1	2.9
Weighted-average shares — diluted:	89.8	94.3	96.0